INCOME TAX (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018 HKD ($) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAX
Income tax expenses		¥ 276,235	¥ 242,461	¥ 120,778
Effective tax rate (as a percent)		(27.90%)	(25.60%)	(22.00%)
Statutory income tax rate		25.00%	25.00%	25.00%
Undistributed Earnings		¥ 1,853,885
Unrecognized deferred tax liabilities		¥ 279,873
PRC
INCOME TAX
Statutory income tax rate		25.00%
Hong Kong
INCOME TAX
Effective tax rate (as a percent)		16.50%
Statutory income tax rate	16.50%	16.50%
Amount of first assessable profits earned will be taxed at half the current tax rate | $	$ 2
Tax rate for first HK$2 million of assessable profits earned	8.25%
Number of entities to be nominated and benefit from the progressive rates | item	1
Singapore
INCOME TAX
Statutory income tax rate		17.00%
Preferential tax rate for Development and Expansion Incentive		10.00%
Malaysia
INCOME TAX
Statutory income tax rate		24.00%	24.00%
Indonesia
INCOME TAX
Statutory income tax rate		22.00%	22.00%
Macau
INCOME TAX
Statutory income tax rate		12.00%	12.00%
High and new technology enterprise | PRC
INCOME TAX
Statutory income tax rate		15.00%	15.00%